Quarterly Financial Data (Tables)	12 Months Ended
Jun. 30, 2014
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Results

The following table presents the unaudited quarterly results for the year ended June 30, 2013:

	2013 Quarter Ended
	September 30(1)	December 31(2)(3)	March 31(4)	June 30(5)(6)	Total
Revenue	$236,008	$250,025	$256,551	$261,770	$1,004,354

Operating costs and expenses
Operating costs, excluding depreciation and amortization	78,090	73,523	77,954	84,088	313,655
Selling, general and administrative expenses	54,198	72,565	54,925	74,906	256,594
Depreciation and amortization	80,014	83,930	79,936	80,652	324,532

Total operating costs and expenses	212,302	230,018	212,815	239,646	894,781

Operating income	23,706	20,007	43,736	22,124	109,573

Other expenses
Interest expense(7)	(62,554)	(52,635)	(49,618)	(37,657)	(202,464)
Loss on extinguishment of debt(8)	(64,976)	(5,707)	(6,570)	—	(77,253)
Other income/(expense), net	586	225	(509)	24	326

Total other expenses, net	(126,944)	(58,117)	(56,697)	(37,633)	(279,391)

Loss from continuing operations before income taxes	(103,238)	(38,110)	(12,961)	(15,509)	(169,818)
(Benefit)/provision for income taxes	(36,214)	(3,541)	6,206	9,344	(24,205)

Loss from continuing operations	(67,024)	(34,569)	(19,167)	(24,853)	(145,613)
Earnings from discontinued operations, net of income taxes(9)	2,432	2,422	2,634	908	8,396

Net loss	$(64,592)	$(32,147)	$(16,533)	$(23,945)	$(137,217)

(1)	The Company realized an increase in revenue and operating expenses beginning August 31, 2012 as a result of the acquisition of FiberGate.
(2)	The Company realized an increase in revenue and operating expenses beginning October 1, 2012 as a result of the acquisition of USCarrier.
(3)	The Company realized an increase in revenue and operating expenses beginning December 14, 2012 as a result of the acquisition of First Telecom.
(4)	The Company realized an increase in revenue and operating expenses beginning December 31, 2012 as a result of the acquisition of Litecast.
(5)	The Company realized an increase in revenue and operating expenses beginning June 1, 2013 as a result of the acquisition of Core NAP.
(6)	During the quarter ended June 30, 2013, the Company recognized a charge of $10,197 for lease termination costs related to exit activities initiated for unutilized space associated with leased office and technical facilities—see Note 15—Commitments and Contingencies.
(7)	The Company realized a decrease in interest expense during the second and third quarters of 2013 due to financing transactions completed to lower the interest rates on the Company’s variable rate debt. During the fourth quarter of 2013, favorable movements in interest rates increased the fair value of the Company’s interest rate swaps, resulting in a decrease in the Company’s interest expense—see Note 9—Long-Term Debt.
(8)	The Company completed debt refinancing transactions during the first, second and third quarters of Fiscal 2013, resulting in a loss on debt extinguishment in each respective period. See Note 9—Long-Term Debt.
(9)	The Company spun-off its OVS operating unit on June 13, 2014—see Note 4—Spin-Off of Business.

The following table presents the unaudited quarterly results for the year ended June 30, 2014 :

	2014 Quarter Ended
	September 30(1)	December 31(2)(3)	March 31(4)	June 30(5)	Total
Revenue	$268,051	$276,976	$281,393	$296,767	$1,123,187

Operating costs and expenses
Operating costs, excluding depreciation and amortization	79,962	86,008	85,136	93,065	344,171
Selling, general and administrative expenses	76,065	86,680	96,334	125,643	384,722
Depreciation and amortization	81,037	81,719	84,175	91,337	338,268

Total operating costs and expenses	237,064	254,407	265,645	310,045	1,067,161

Operating income	30,987	22,569	15,748	(13,278)	56,026

Other expenses
Interest expense(6)	(51,497)	(50,277)	(49,147)	(52,608)	(203,529)
Loss on extinguishment of debt(7)	—	(1,911)	—	—	(1,911)
Other income, net	662	485	133	3,785	5,065

Total other expenses, net	(50,835)	(51,703)	(49,014)	(48,823)	(200,375)

Loss from continuing operations before income taxes	(19,848)	(29,134)	(33,266)	(62,101)	(144,349)
Provision for income taxes	9,269	8,424	9,508	10,094	37,295

Loss from continuing operations	(29,117)	(37,558)	(42,774)	(72,195)	(181,644)
Earnings/(loss) from discontinued operations, net of income taxes(8)	1,735	761	1,159	(1,305)	2,350

Net loss	$(27,382)	$(36,797)	$(41,615)	$(73,500)	$(179,294)

(1)	The Company realized an increase in revenue and operating expenses beginning August 1, 2013 as a result of the acquisition of Corelink.
(2)	The Company realized an increase in revenue and operating expenses beginning October 1, 2013 as a result of the acquisition of Access.
(3)	The Company realized an increase in revenue and operating expenses beginning October 2, 2013 as a result of the acquisition of Fiberlink.
(4)	The Company realized an increase in revenue and operating expenses beginning March 4, 2014 as a result of the acquisition of CoreXchange.
(5)	The Company realized an increase in revenue and operating expenses beginning May 16, 2014 as a result of the acquisition of Geo.
(6)	The Company realized an increase in interest expense during the second and fourth quarters of 2014 due to financing transactions completed to increase its borrowings under its term loan facility. See Note 9—Long-Term Debt.
(7)	The Company completed a debt refinancing transaction during the second quarter of Fiscal 2014, resulting in a loss on debt extinguishment for that respective period. See Note 9—Long-Term Debt.
(8)	The Company spun-off its OVS operating unit on June 13, 2014—see Note 4—Spin-Off of Business.